Financial Instruments Energy (Details) (Energy Segment [Member], USD $) In Millions, unless otherwise specified	2 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jul. 01, 2012
Commodity contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of open commodity positions, net liability	$ 1	$ 1
Swap [Member] | Commodity contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Barrels of crack spreads hedging margin on future gasoline and distillate production	13,500,000	13,500,000
Other Income (Loss) [Member] | Commodity contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Realized loss on commodity derivatives	3
Other Income (Loss) [Member] | Swap [Member] | Commodity contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of open commodity positions, net liability	1	1
Realized loss on commodity derivatives	(6)
Cash Flow Hedging [Member] | Interest rate swap contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional value of interest rate swap agreements	63	63
Lower fixed interest rate paid on interest rate swaps	1.94%	1.94%	1.975%
Frequency of interest rate swap settlements		90 days
Average fixed interest rate paid on interest rate swaps	1.96%	1.96%
Realized loss on interest rate swaps reclassified from AOCI into interest expense	0.1
Debt Facility [Member] | Term Loan [Member]
Derivatives, Fair Value [Line Items]
Balance of debt partially hedged	$ 125	$ 125
Effective interest rate on debt hedged	4.60%	4.60%